Employee future benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Defined contribution pension plans
Matching contribution to employees' 5% contribution (in percent)	100.00%		100.00%
Defined benefit pension expense	$ 9		$ 9		$ 7
Obligation for defined benefit pension plans	14		9		11
Pension plans
Defined contribution pension plans
Defined benefit pension expense	2		0		1
TELUS Corporation (parent)
Defined contribution pension plans
Defined benefit pension expense		$ 2,000,000		$ 2,000,000		$ 0
TELUS Corporation (parent) | Pension plans
Defined contribution pension plans
Defined benefit pension expense	$ 2		$ 2		$ 1